Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Risk weighted assets	£ 185,467	£ 178,156
CET1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	24,128	25,227
T1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	32,595	32,172
Total regulatory capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	£ 38,154	£ 37,493